Summary of Principal Accounting Policies (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financial statement amounts and balances of the Group's VIEs
Cash and cash equivalents	$ 317,811,056	$ 98,729,639	$ 71,090,266	$ 64,254,127
Accounts receivable, net of allowance for doubtful accounts	119,741,936	87,315,892
Amounts due from related parties	684	3,471,958
Total current assets	480,766,424	222,787,902
Accounts payable	370,652	1,422,956
Accrued payroll and welfare expenses	48,007,240	30,504,223
Income tax payable	57,246,193	41,436,898
Other Tax Payable Current	27,804,416	18,513,869
Amounts due to related parties	5,289,491	4,501,371
Deferred Revenue, Current	5,054,408	7,162,807
Liability for exclusive rights, current		8,967,972
Accrued marketing and advertising expenses	19,269,565	7,374,109
Consideration payable of acquiring non-controlling interest	25,645,630
Other current liabilities	8,613,203	3,700,114
Total current liabilities	197,300,798	123,584,319
Deferred tax liabilities, non-current	26,041,591	27,563,891
Total revenues	496,022,873	335,421,516	171,295,966
Cost of revenues	(51,129,730)	(63,990,693)	(54,117,692)
Net income (loss)	66,659,388	42,650,028	(43,849,159)
Net cash provided by operating activities	124,830,989	83,422,980	3,324,741
Net cash used in investing activities	(12,355,416)	(16,656,933)	(18,159,239)
Net cash provided by (used in) financing activities	107,080,458	(41,359,931)	21,504,480
Consolidated VIEs without recourse
Financial statement amounts and balances of the Group's VIEs
Cash and cash equivalents	95,927,942	63,801,470
Accounts receivable, net of allowance for doubtful accounts	117,835,596	86,715,012
Amounts due from related parties	684
Other current assets	31,506,971	29,037,648
Total current assets	245,271,193	179,554,130
Total non-current assets	27,333,289	35,676,076
Total assets	272,604,482	215,230,206
Accounts payable	370,652	1,422,956
Accrued payroll and welfare expenses	40,946,532	28,576,202
Income tax payable	26,702,856	27,921,574
Other Tax Payable Current	15,883,568	11,024,857
Amounts due to related parties	30,147,834	47,023,449
Deferred Revenue, Current	4,617,183	7,112,620
Liability for exclusive rights, current		8,967,972
Accrued marketing and advertising expenses	3,691,831	4,605,091
Consideration payable of acquiring non-controlling interest	25,645,630
Other current liabilities	5,137,314	2,932,380
Total current liabilities	153,143,400	139,587,101
Deferred tax liabilities, non-current	469,579	655,563
Total liabilities	153,612,979	140,242,664
Total revenues	484,511,682	316,271,620	163,242,652
Cost of revenues	(41,218,756)	(58,253,716)	(53,279,068)
Net income (loss)	2,532,232	1,285,139	(1,554,046)
Net cash provided by operating activities	57,761,765	64,832,510	15,967,793
Net cash used in investing activities	(10,927,762)	(16,640,090)	(17,543,318)
Net cash provided by (used in) financing activities	$ (14,418,056)	$ (37,824,941)	$ 26,686,813